Other Financial Assets - Major Securities Included in Equity Securities Designated as Financial Assets Measured at Fair Value Through Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Contemporary Amperex Technology Co., Ltd. [member]
Disclosure of Doubtful Accounts for Other Financial Assets [line items]
Financial assets measured at fair value through other comprehensive income	¥ 124,782
GM Cruise Holdings LLC [member]
Disclosure of Doubtful Accounts for Other Financial Assets [line items]
Financial assets measured at fair value through other comprehensive income	94,324	¥ 85,649
Stanley Electric Co., Ltd. [member]
Disclosure of Doubtful Accounts for Other Financial Assets [line items]
Financial assets measured at fair value through other comprehensive income	30,431	19,690
Mitsubishi UFJ Financial Group, Inc. [member]
Disclosure of Doubtful Accounts for Other Financial Assets [line items]
Financial assets measured at fair value through other comprehensive income	8,581	5,844
NIKKON Holdings Co., Ltd. [member]
Disclosure of Doubtful Accounts for Other Financial Assets [line items]
Financial assets measured at fair value through other comprehensive income		5,184
Tokio Marine Holdings, Inc. [member]
Disclosure of Doubtful Accounts for Other Financial Assets [line items]
Financial assets measured at fair value through other comprehensive income	5,753	5,409
Daido Steel Co., Ltd. [member]
Disclosure of Doubtful Accounts for Other Financial Assets [line items]
Financial assets measured at fair value through other comprehensive income	¥ 6,670	¥ 4,542